Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions	Total	Ordinary Shares and Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Loss, Net of Tax	Non-controlling Interests
Beginning Balance (in shares) at Dec. 31, 2016		262,000,000.0
Beginning Balance at Dec. 31, 2016	$ 5,581	$ 5,580	$ 3,856	$ (3,912)	$ 57
Increase (Decrease) in Shareholders' Equity
Net income	1,263		1,226		37
Shares issued - employee stock compensation plans (in shares)		3,600,000
Shares issued - employee stock compensation plans	(121)	$ (120)	(1)
Shares purchased (in shares)		(18,000,000.0)
Shares purchased	(2,415)		(2,415)
Share-based compensation expense	321	$ 321
Dividends to shareholders	(364)		(364)
Net change in fair value of financial instruments	12			12
Net foreign currency translation adjustments	390			385	5
Net postretirement benefit obligation	19			19
Purchases of shares from noncontrolling interests	(11)	$ (4)			(7)
Dividends paid to noncontrolling interests on subsidiary common stock	(27)				(27)
Ending Balance (in shares) at Dec. 31, 2017		247,600,000
Ending Balance at Dec. 31, 2017	4,648	$ 5,777	2,302	(3,496)	65
Increase (Decrease) in Shareholders' Equity
Net income	1,174		1,134		40
Shares issued - employee stock compensation plans (in shares)		2,500,000
Shares issued - employee stock compensation plans	(148)	$ (148)
Shares purchased (in shares)		(10,000,000.0)
Shares purchased	(1,454)		(1,454)
Share-based compensation expense	338	$ 338
Dividends to shareholders	(382)		(382)
Net change in fair value of financial instruments	11			11
Net foreign currency translation adjustments	(444)			(440)	(4)
Net postretirement benefit obligation	17			17
Purchases of shares from noncontrolling interests	(1)				(1)
Dividends paid to noncontrolling interests on subsidiary common stock	$ (32)				(32)
Ending Balance (in shares) at Dec. 31, 2018	240,100,000.0	240,100,000
Ending Balance at Dec. 31, 2018	$ 4,219	$ 5,967	2,093	(3,909)	68
Increase (Decrease) in Shareholders' Equity
Net income	1,573		1,532		41
Shares issued - employee stock compensation plans (in shares)		2,500,000
Shares issued - employee stock compensation plans	(131)	$ (130)	(1)
Shares purchased (in shares)		(10,500,000)
Shares purchased	(1,960)		(1,960)
Share-based compensation expense	317	$ 317
Dividends to shareholders	(410)		(410)
Net change in fair value of financial instruments	3			3
Net foreign currency translation adjustments	14			14
Net postretirement benefit obligation	(141)			(141)
Dividends paid to noncontrolling interests on subsidiary common stock	$ (35)				(35)
Ending Balance (in shares) at Dec. 31, 2019	232,100,000.0	232,100,000
Ending Balance at Dec. 31, 2019	$ 3,449	$ 6,154	$ 1,254	$ (4,033)	$ 74